Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of Financial Assets at Amortized Cost

in CHF thousands	Financial assets at amortized costs
2025
Cash and cash equivalents	82,653
Trade receivables	253
Accrued income	71
Short-term time deposits	10,405
Balance at December 31	93,382
2024
Cash and cash equivalents	63,874
Trade receivables	286
Accrued income	276
Short-term time deposits	85,565
Balance at December 31	150,001

Disclosure of Financial Liabilities at Amortized Cost

in CHF thousands	Financial liabilities at amortized cost
2025
Trade payables	937
Accrued project costs and royalties	2,268
Lease liabilities	3,644
Other non-employee related accrued expenses	453
Balance at December 31	7,302
2024
Trade payables	679
Accrued project costs and royalties	2,057
Lease liabilities	2,444
Other non-employee related accrued expenses	551
Balance at December 31	5,731